Quarterly Holdings Report
for
Fidelity® Growth Company Fund
February 28, 2025
GCF-NPRT1-0425
1.797941.121
Common Stocks - 97.4%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Class A (b)(c)	4,574	6,056,250
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
AgomAb Therapeutics SA warrants 10/10/2033 (b)(c)(d)	10	0
AgomAb Therapeutics SA warrants 11/4/2034 (b)(c)(d)	10	0
UCB SA	788,500	148,498,909

TOTAL BELGIUM		148,498,909
CANADA - 0.5%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (d)(e)	1,514,988	15,487,591
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cameco Corp (United States)	296,789	13,070,588
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (d)	272,648	29,186,968
IT Services - 0.4%
Shopify Inc Class A (d)	2,041,525	228,656,445
Materials - 0.1%
Metals & Mining - 0.1%
Barrick Gold Corp	1,883,443	33,405,320
TOTAL CANADA		319,806,912
CHINA - 0.4%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd ADR	282,755	37,467,865
Hotels, Restaurants & Leisure - 0.1%
Atour Lifestyle Holdings Ltd ADR	762,170	23,406,241
Trip.com Group Ltd ADR	283,717	16,081,079
		39,487,320
TOTAL CONSUMER DISCRETIONARY		76,955,185

Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (b)(c)	1,755,314	3,282,437
Health Care - 0.3%
Biotechnology - 0.3%
Beigene Ltd ADR (d)	582,593	158,348,778
Zai Lab Ltd ADR (d)	134,947	4,674,564
		163,023,342
TOTAL CHINA		243,260,964
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (d)	54,733	8,570,093
Zealand Pharma A/S (d)	948,885	87,505,930
		96,076,023
Pharmaceuticals - 0.0%
Novo Nordisk A/S Class B ADR	20,680	1,874,642
TOTAL DENMARK		97,950,665
FINLAND - 0.2%
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj ADR (e)	20,861,539	100,135,387
FRANCE - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
DNA Script SAS (b)(c)(d)	463	16,805
DNA Script SAS (b)(c)(d)	1,769	64,283

TOTAL FRANCE		81,088
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	161,263	41,185,856
Birkenstock Holding Plc (d)	364,003	18,010,868
		59,196,724
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (d)	181,993	20,550,650
TOTAL GERMANY		79,747,374
INDIA - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
MakeMyTrip Ltd (d)	681,917	65,641,330
Zomato Ltd (d)	9,483,800	24,245,851
		89,887,181
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd	3,459,976	47,717,140
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd ADR	1,090,045	67,168,573
Financial Services - 0.0%
Jio Financial Services Ltd (d)	2,318,738	5,544,270
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (d)	2,269,100	6,513,231
Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd (b)(c)(d)	4,120	2,033,961
TOTAL INDIA		218,864,356
IRELAND - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Circle Internet Financial LLC (b)	604,608	17,563,862
Health Care - 0.1%
Biotechnology - 0.1%
Prothena Corp PLC (d)	2,317,830	36,644,893
Pharmaceuticals - 0.0%
GH Research PLC (d)(e)	999,862	10,128,602
TOTAL HEALTH CARE		46,773,495

Information Technology - 0.1%
IT Services - 0.1%
Accenture PLC Class A	103,566	36,092,751
TOTAL IRELAND		100,430,108
ISRAEL - 0.1%
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Oddity Tech Ltd Class A (d)(e)	992,159	47,246,612
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (b)(c)(d)	60,209	167,983
Xsight Labs Ltd warrants 12/30/2031 (b)(c)(d)	110,757	171,673
		339,656
TOTAL ISRAEL		47,586,268
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	54,838	2,661,288
JAPAN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	3,324,128	44,637,814
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (d)	538,464	12,007,747
Kioxia Holdings Corp (d)	964,600	17,177,294
		29,185,041
TOTAL JAPAN		73,822,855
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	357,295	13,382,608
MEXICO - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BBB Foods Inc Class A (d)	829,574	22,083,260
NETHERLANDS - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
Argenx SE ADR (d)	625,502	390,732,335
Pharmaceuticals - 0.0%
Pharvaris NV (d)	998,890	15,882,351
TOTAL HEALTH CARE		406,614,686

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV depository receipt	11,054	7,838,170
TOTAL NETHERLANDS		414,452,856
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(d)(e)	100	0
SWITZERLAND - 0.5%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
On Holding AG Class A (d)	5,001,005	242,448,722
Health Care - 0.1%
Biotechnology - 0.0%
CRISPR Therapeutics AG (d)(e)	602,826	26,476,118
Idorsia Ltd (d)(e)	1,467,950	2,227,245
		28,703,363
Pharmaceuticals - 0.1%
Galderma Group AG	268,620	32,706,222
TOTAL HEALTH CARE		61,409,585

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity PLC	11,629	1,791,215
TOTAL SWITZERLAND		305,649,522
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	738,387	133,301,005
UNITED KINGDOM - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	846,914	42,388,777
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(c)	6,744	5,836,392
TOTAL FINANCIALS		48,225,169

Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (d)	907,939	26,666,168
TOTAL UNITED KINGDOM		74,891,337
UNITED STATES - 93.7%
Communication Services - 12.4%
Diversified Telecommunication Services - 0.0%
Verizon Communications Inc	722	31,118
Entertainment - 1.6%
Netflix Inc (d)	986,058	966,889,033
ROBLOX Corp Class A (d)	876,194	55,760,986
Roku Inc Class A (d)	290,438	24,254,477
Spotify Technology SA (d)	6,100	3,708,861
Walt Disney Co/The	18,764	2,135,343
		1,052,748,700
Interactive Media & Services - 10.5%
Alphabet Inc Class A	14,378,218	2,448,322,961
Alphabet Inc Class C	8,552,064	1,472,836,462
Epic Games Inc (b)(c)(d)	51,800	33,874,092
Meta Platforms Inc Class A	3,887,907	2,597,899,457
Pinterest Inc Class A (d)	602,245	22,271,020
Reddit Inc Class A	454,301	73,496,816
Reddit Inc Class B (d)	289,383	46,816,382
Snap Inc Class A (d)	9,067,188	92,938,677
		6,788,455,867
Media - 0.0%
Comcast Corp Class A	131,995	4,735,981
Trade Desk Inc (The) Class A (d)	62,597	4,401,821
		9,137,802
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	841,612	226,974,340
TOTAL COMMUNICATION SERVICES		8,077,347,827

Consumer Discretionary - 16.1%
Automobiles - 1.4%
Neutron Holdings Inc (b)(c)(d)	1,546,251	100,197
Rad Power Bikes Inc (b)(c)(d)	1,182,568	165,560
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	985,838	345,043
Rivian Automotive Inc Class A (d)(e)	1,192,360	14,117,542
Tesla Inc (d)	3,026,317	886,650,355
		901,378,697
Broadline Retail - 7.7%
Amazon.com Inc (d)	22,580,633	4,793,416,774
Etsy Inc (d)	78,970	4,042,474
Ollie's Bargain Outlet Holdings Inc (d)	2,252,943	233,202,130
		5,030,661,378
Diversified Consumer Services - 0.0%
Duolingo Inc Class A (d)	53,591	16,724,143
Hotels, Restaurants & Leisure - 1.1%
Airbnb Inc Class A (d)	243,388	33,799,292
Booking Holdings Inc	64,374	322,900,629
Brinker International Inc (d)	77,700	12,807,291
Cava Group Inc (d)	53,195	5,055,121
Chipotle Mexican Grill Inc (d)	2,059,025	111,125,579
DoorDash Inc Class A (d)	120,894	23,990,205
Expedia Group Inc Class A	136,413	27,004,317
Marriott International Inc/MD Class A1	327,828	91,939,363
McDonald's Corp	2,692	830,024
Shake Shack Inc Class A (d)	71,734	7,790,312
Sonder Holdings Inc Stage 1 rights (b)(d)	53,749	1
Sonder Holdings Inc Stage 2 rights (b)(d)	53,749	0
Sonder Holdings Inc Stage 3 rights (b)(d)	53,749	1
Sonder Holdings Inc Stage 4 rights (b)(d)	53,749	0
Sonder Holdings Inc Stage 5 rights (b)(d)	53,749	0
Sonder Holdings Inc Stage 5 rights (b)(d)	53,748	0
Starbucks Corp	392,742	45,483,451
Sweetgreen Inc Class A (d)	862,159	19,622,739
Viking Holdings Ltd	265,801	12,785,028
Wingstop Inc	41,887	9,834,230
		724,967,583
Household Durables - 0.5%
Garmin Ltd	808,540	185,099,062
SharkNinja Inc (d)	1,180,430	124,051,389
		309,150,451
Leisure Products - 0.0%
Peloton Interactive Inc Class A (d)	717,400	5,402,022
Specialty Retail - 2.0%
Carvana Co Class A (d)	421,177	98,176,359
Dick's Sporting Goods Inc	412,425	92,836,868
Fanatics Inc Class A (b)(c)(d)	730,532	43,831,920
Floor & Decor Holdings Inc Class A (d)	223,129	21,560,955
Home Depot Inc/The	899,188	356,617,961
Lowe's Cos Inc	429,074	106,684,959
Revolve Group Inc Class A (d)(e)	1,934,252	51,373,733
RH (d)	54,426	17,528,982
Ross Stores Inc	190,339	26,708,368
TJX Cos Inc/The	2,704,797	337,450,474
Wayfair Inc Class A (d)(e)	3,864,789	152,852,405
		1,305,622,984
Textiles, Apparel & Luxury Goods - 3.4%
Crocs Inc (d)	123,784	12,325,173
Deckers Outdoor Corp (d)	4,673,698	651,326,553
Figs Inc Class A (d)(e)	362,564	1,656,917
Lululemon Athletica Inc (d)	2,892,436	1,057,503,527
NIKE Inc Class B	723,853	57,495,644
Skechers USA Inc Class A (d)	6,288,267	383,521,404
Tory Burch LLC Class A (b)(c)(d)(f)	1,275,684	57,150,634
		2,220,979,852
TOTAL CONSUMER DISCRETIONARY		10,514,887,110

Consumer Staples - 2.7%
Beverages - 0.8%
Celsius Holdings Inc (d)	1,981	50,891
Coca-Cola Co/The	4,292,336	305,657,247
Constellation Brands Inc Class A	1,135	199,193
Keurig Dr Pepper Inc	2,381,572	79,830,293
Monster Beverage Corp (d)	375,044	20,496,155
PepsiCo Inc	678,470	104,124,791
		510,358,570
Consumer Staples Distribution & Retail - 0.8%
Albertsons Cos Inc	1,396,505	29,382,465
Costco Wholesale Corp	335,442	351,747,836
Kroger Co/The	626,371	40,601,368
Maplebear Inc (d)	136,373	5,603,567
Target Corp	468,197	58,168,795
Walgreens Boots Alliance Inc	2,953,200	31,540,176
Walmart Inc	320,993	31,653,120
		548,697,327
Food Products - 0.1%
Bunge Global SA	186,784	13,857,505
Hershey Co/The	37,591	6,492,342
Mondelez International Inc	218,021	14,003,489
Simply Good Foods Co/The (d)	338,437	12,775,997
WK Kellogg Co (e)	211,039	4,182,792
		51,312,125
Household Products - 0.2%
Church & Dwight Co Inc	156,892	17,446,390
Clorox Co/The	54,365	8,502,142
Colgate-Palmolive Co	162,915	14,852,961
Procter & Gamble Co/The	549,009	95,439,725
		136,241,218
Personal Care Products - 0.0%
Beauty Health Co/The (c)(d)(g)	2,884,717	4,240,534
Beauty Health Co/The Class A (d)(e)(g)	3,793,864	5,576,980
BellRing Brands Inc (d)	133,356	9,772,328
Kenvue Inc	290,186	6,848,389
		26,438,231
Tobacco - 0.8%
JUUL Labs Inc Class A (b)(c)(d)	7,791,472	7,869,386
Philip Morris International Inc	3,151,142	489,309,330
		497,178,716
TOTAL CONSUMER STAPLES		1,770,226,187

Energy - 0.2%
Energy Equipment & Services - 0.0%
Baker Hughes Co Class A	298,413	13,306,236
Halliburton Co	502,892	13,261,262
		26,567,498
Oil, Gas & Consumable Fuels - 0.2%
EOG Resources Inc	32,154	4,081,628
Eqt Corp	622,169	29,969,881
Range Resources Corp	2,043,381	75,850,303
Valero Energy Corp	166,879	21,816,092
		131,717,904
TOTAL ENERGY		158,285,402

Financials - 4.5%
Banks - 0.5%
Bank of America Corp	3,150,218	145,225,050
JPMorgan Chase & Co	455,936	120,663,462
Wells Fargo & Co	1,157,637	90,666,130
		356,554,642
Capital Markets - 1.1%
Blackrock Inc	111,091	108,622,558
Carlyle Group Inc/The	32,800	1,634,751
Coinbase Global Inc Class A (d)	446,214	96,212,663
Goldman Sachs Group Inc/The	293,990	182,947,037
Robinhood Markets Inc Class A (d)	6,253,406	313,295,641
		702,712,650
Consumer Finance - 0.1%
American Express Co	270,769	81,490,638
Financial Services - 2.7%
Apollo Global Management Inc	397,121	59,278,252
Block Inc Class A (d)	276,075	18,027,698
Mastercard Inc Class A	1,121,563	646,367,973
Saluda Medical Inc warrants 1/20/2027 (b)(c)(d)	87,212	115,119
Toast Inc Class A (d)	2,290,133	88,399,134
Visa Inc Class A	2,542,528	922,200,331
		1,734,388,507
Insurance - 0.1%
Progressive Corp/The	171,735	48,429,270
TOTAL FINANCIALS		2,923,575,707

Health Care - 8.9%
Biotechnology - 4.9%
AbbVie Inc	380,581	79,552,846
Absci Corp (d)(e)	5,059,523	19,479,164
Aerovate Therapeutics Inc (b)(c)(h)	864,996	4,173,684
Akouos Inc (b)(d)	1,254,446	225,800
Alector Inc (d)	3,625,508	5,945,833
Allogene Therapeutics Inc (d)(e)	1,669,710	3,255,935
Alnylam Pharmaceuticals Inc (d)	1,340,934	330,875,465
Amgen Inc	372,651	114,798,867
Annexon Inc (d)	2,981,482	7,871,112
Apellis Pharmaceuticals Inc (d)	538,711	13,548,582
Apogee Therapeutics Inc (d)	1,406,372	44,216,336
Arcellx Inc (d)	684,149	44,346,538
Arrowhead Pharmaceuticals Inc (d)(e)	994,325	18,802,686
aTyr Pharma Inc (d)	3,272,658	12,943,362
Avidity Biosciences Inc (d)	3,491,079	106,966,661
Beam Therapeutics Inc (d)(e)	289,858	7,634,860
Biohaven Ltd (d)	162,891	6,056,287
Biomea Fusion Inc (d)(e)	1,599,118	4,621,451
Boundless Bio Inc (d)	910,036	1,756,369
CAMP4 Therapeutics Corp	166,989	819,916
Candel Therapeutics Inc (d)	236,700	2,124,383
Caris Life Sciences Inc (b)(c)(d)	926,826	3,225,354
Cartesian Therapeutics Inc (d)	341,042	6,425,231
Century Therapeutics Inc (d)	727,919	497,023
Cibus Inc Class A (d)(e)	1,323,849	2,713,890
Crinetics Pharmaceuticals Inc (d)	542,851	19,423,209
Day One Biopharmaceuticals Inc (d)(e)	779,972	7,066,546
Denali Therapeutics Inc (d)	1,469,804	24,339,954
Deverra Therapeutics (b)(d)	59,780	1
Dianthus Therapeutics Inc (d)(e)	931,619	20,122,970
Disc Medicine Inc rights (b)(d)	128,509	1
Dyne Therapeutics Inc (d)	1,298,567	17,673,497
Entrada Therapeutics Inc (d)	349,027	4,167,382
Exact Sciences Corp (d)	205,050	9,721,421
Foghorn Therapeutics Inc (d)	1,856,021	9,001,702
Generation Bio CO (d)	1,773,764	1,028,783
Geron Corp (d)(e)	3,425,027	6,028,048
GlycoMimetics Inc (b)(c)(g)(h)	31,223,268	7,414,589
Ideaya Biosciences Inc (d)	4,099,634	84,329,471
Immunome Inc (d)(e)	1,227,140	11,535,116
Immunovant Inc (d)	4,065,984	83,759,271
Immunovant Inc (c)	338,234	6,967,620
Invivyd Inc (d)(e)	1,428,703	1,657,295
Ionis Pharmaceuticals Inc (d)	7,598,596	252,197,401
Janux Therapeutics Inc (d)	1,566,656	51,527,316
Korro Bio Inc (d)(e)	133,806	3,354,516
Korro Bio Inc (c)(d)	58,740	1,472,612
Krystal Biotech Inc (d)	693,231	124,261,657
Kymera Therapeutics Inc (d)	1,336,945	41,913,226
Lexicon Pharmaceuticals Inc (d)(e)	16,863,218	11,795,821
Metsera Inc (e)	2,280,991	56,522,957
Metsera Inc (i)	463,116	11,476,014
Moderna Inc (d)	4,776,575	147,882,762
Monte Rosa Therapeutics Inc (d)(e)	976,167	5,368,919
MoonLake Immunotherapeutics Class A (d)	477,358	19,934,470
Nurix Therapeutics Inc (d)	652,201	10,076,505
Nuvalent Inc Class A (d)	1,728,417	129,596,707
ORIC Pharmaceuticals Inc (d)(e)	725,725	5,827,572
Oruka Therapeutics Inc	297,444	3,019,057
Recursion Pharmaceuticals Inc Class A (d)(e)	1,391,588	10,450,826
Regeneron Pharmaceuticals Inc	216,140	151,025,664
Revolution Medicines Inc (d)	1,368,502	55,752,771
Roivant Sciences Ltd (d)(e)	16,658,092	178,907,908
Sage Therapeutics Inc (d)	494,424	3,609,295
Sana Biotechnology Inc (d)(e)	9,597,662	25,049,898
Scholar Rock Holding Corp (d)	3,445,077	133,737,889
Scholar Rock Holding Corp warrants 12/31/2025 (c)(d)	167,100	5,300,458
Seres Therapeutics Inc (d)(e)	6,792,864	5,157,822
Sigilon Therapeutics Inc rights (b)(d)	28,234	238,295
SpringWorks Therapeutics Inc (d)(e)	3,555,098	205,342,460
Spyre Therapeutics Inc (d)	1,387,555	27,334,834
Summit Therapeutics Inc (d)(e)	1,680,377	34,767,000
Taysha Gene Therapies Inc (d)	4,218,187	6,749,099
Tectonic Therapeutic Inc (d)	481,922	12,182,988
Tectonic Therapeutic Inc (c)	169,171	4,276,643
UNITY Biotechnology Inc warrants 8/22/2027 (d)	1,883,637	5,277
Upstream Bio Inc	334,078	2,649,239
Vaxcyte Inc (d)	983,696	71,829,482
Vera Therapeutics Inc Class A (d)	882,044	26,399,577
Vertex Pharmaceuticals Inc (d)	183,153	87,874,978
Verve Therapeutics Inc (d)(e)	391,197	2,476,277
Viking Therapeutics Inc (d)(e)	2,254,082	65,075,347
Vor BioPharma Inc (d)	1,413,920	1,527,034
		3,151,063,084
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	110,475	15,246,655
Blink Health LLC Class A1 (b)(c)(d)	250,304	9,028,465
Boston Scientific Corp (d)	163,241	16,942,783
Ceribell Inc	250,484	5,821,248
Dexcom Inc (d)	402,390	35,559,204
GE HealthCare Technologies Inc	196,138	17,132,654
Inspire Medical Systems Inc (d)	28,298	5,251,826
Intuitive Surgical Inc (d)	761,243	436,306,426
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(c)(d)	11,774	146,586
Novocure Ltd (d)	5,236,290	99,856,051
PROCEPT BioRobotics Corp (d)	1,362,826	87,684,225
		728,976,123
Health Care Providers & Services - 0.1%
Alignment Healthcare Inc (d)	1,470,658	23,074,624
RadNet Inc (d)	82,808	4,593,359
UnitedHealth Group Inc	117,483	55,799,726
		83,467,709
Health Care Technology - 0.0%
Prognomiq Inc (b)(d)	183,418	45,855
Life Sciences Tools & Services - 0.0%
10X Genomics Inc Class A (d)	178,246	1,905,449
10X Genomics Inc Class B (d)(j)	1,920,040	20,525,228
		22,430,677
Pharmaceuticals - 2.8%
Adimab LLC (b)(c)(d)(f)	3,162,765	15,718,942
Adimab LLC (b)(c)(f)	3,162,765	57,277,674
Alto Neuroscience Inc (d)(e)	431,213	1,207,396
Arvinas Inc (d)(e)	166,147	2,940,802
Atea Pharmaceuticals Inc (d)	938,276	2,842,976
Bristol-Myers Squibb Co	319,717	19,061,528
Dragonfly Therapeutics Inc (b)(c)	481,725	15,511,545
Eli Lilly & Co	1,714,925	1,578,811,404
Harmony Biosciences Holdings Inc (d)	1,700,240	57,553,124
Maze Therapeutics Inc (e)	253,800	3,103,974
Merck & Co Inc	195,448	18,030,078
Nuvation Bio Inc Class A (d)	15,466,352	30,468,713
Optinose Inc (d)(e)	363,189	2,110,128
Optinose Inc warrants 11/23/2027 (d)	694,735	2,758
Pfizer Inc	80,183	2,119,237
Rapport Therapeutics Inc (d)	1,522,346	15,269,130
Roche Holding AG rights (b)(d)	3,405,875	5,381,283
Sienna Biopharmaceuticals Inc (b)(d)	1,349,387	13
Skyhawk Therapeutics Inc (b)(c)(d)	603,195	7,714,864
Structure Therapeutics Inc ADR (d)	944,951	22,442,586
		1,857,568,155
TOTAL HEALTH CARE		5,843,551,603

Industrials - 2.9%
Aerospace & Defense - 1.0%
AeroVironment Inc (d)(e)	31,773	4,753,876
Boeing Co (d)	287,052	50,127,891
GE Aerospace	238,997	49,467,599
Karman Holdings Inc (e)	139,100	4,387,214
Lockheed Martin Corp	20,173	9,085,314
Space Exploration Technologies Corp (b)(c)(d)	2,764,466	511,426,211
Standardaero Inc (e)	318,441	8,989,589
		638,237,694
Air Freight & Logistics - 0.0%
United Parcel Service Inc Class B	72,293	8,605,036
Building Products - 0.0%
AZEK Co Inc/The Class A (d)	385,493	18,060,347
Commercial Services & Supplies - 0.0%
Veralto Corp	24,421	2,436,238
Construction & Engineering - 0.1%
Fluor Corp (d)	1,268,168	48,228,429
Quanta Services Inc	135,876	35,277,486
WillScot Holdings Corp	45,295	1,492,470
		84,998,385
Electrical Equipment - 0.4%
Eaton Corp PLC	541,133	158,725,132
Emerson Electric Co	278,990	33,927,974
GE Vernova Inc	61,246	20,528,434
Generac Holdings Inc (d)	156,651	21,328,034
NEXTracker Inc Class A (d)	162,890	7,170,417
Vertiv Holdings Co Class A	304,947	29,021,806
		270,701,797
Ground Transportation - 0.6%
Avis Budget Group Inc (d)(e)	864,115	68,273,726
Uber Technologies Inc (d)	2,669,776	202,929,674
Union Pacific Corp	405,901	100,131,718
		371,335,118
Industrial Conglomerates - 0.1%
3M Co	131,143	20,342,902
Honeywell International Inc	88,701	18,883,556
		39,226,458
Machinery - 0.2%
Caterpillar Inc	214,532	73,788,281
Deere & Co	49,288	23,697,178
Illinois Tool Works Inc	133,142	35,146,825
		132,632,284
Passenger Airlines - 0.5%
Alaska Air Group Inc (d)	127,352	9,205,003
American Airlines Group Inc (d)	1,955,220	28,057,407
Delta Air Lines Inc	1,326,505	79,749,481
JetBlue Airways Corp (d)	3,290,944	21,456,955
Southwest Airlines Co (e)	2,462,561	76,487,145
United Airlines Holdings Inc (d)	1,181,185	110,806,965
Wheels Up Experience Inc Class A rights (b)(d)	80,889	1
Wheels Up Experience Inc Stage 1 rights (b)(d)	80,889	0
Wheels Up Experience Inc Stage 3 rights (b)(d)	80,890	0
		325,762,957
Professional Services - 0.0%
Paylocity Holding Corp (d)	73,130	14,939,728
TOTAL INDUSTRIALS		1,906,936,042

Information Technology - 45.5%
Communications Equipment - 1.0%
Arista Networks Inc	2,132,581	198,436,662
Ciena Corp (d)	5,394,170	429,214,107
Lumentum Holdings Inc (d)	241,512	16,985,539
		644,636,308
Electronic Equipment, Instruments & Components - 0.2%
Coherent Corp (d)	1,171,614	88,093,657
Corning Inc	182,800	9,167,419
Zebra Technologies Corp Class A (d)	164,376	51,786,659
		149,047,735
IT Services - 1.0%
Akamai Technologies Inc (d)	351,441	28,354,260
Cloudflare Inc Class A (d)	2,750,688	399,674,967
IBM Corporation	272,554	68,803,532
Kyndryl Holdings Inc (d)	874,604	33,304,920
MongoDB Inc Class A (d)	90,793	24,280,772
Okta Inc Class A (d)	477,470	43,206,260
Snowflake Inc Class A (d)	115,121	20,387,929
Twilio Inc Class A (d)	55,881	6,701,808
X Holdings Corp Class A (b)(c)(d)	90,280	6,105,636
		630,820,084
Semiconductors & Semiconductor Equipment - 18.5%
Advanced Micro Devices Inc (d)	565,330	56,453,854
Applied Materials Inc	1,094,918	173,073,688
ARM Holdings PLC ADR (d)(e)	220,803	29,077,547
Astera Labs Inc (d)	3,399,461	252,749,925
Broadcom Inc	2,807,410	559,881,776
Cirrus Logic Inc (d)	17,908	1,866,192
GlobalFoundries Inc (d)	500,081	19,388,140
Impinj Inc (d)	627,477	60,651,927
KLA Corp	166,586	118,082,820
Lam Research Corp	557,094	42,751,394
Lattice Semiconductor Corp (d)(e)	178,328	11,116,968
Marvell Technology Inc	3,548,686	325,840,349
Micron Technology Inc	102,770	9,622,355
Monolithic Power Systems Inc	71,154	43,475,806
NVIDIA Corp	78,583,000	9,816,588,360
ON Semiconductor Corp (d)	929,317	43,724,365
QUALCOMM Inc	430,434	67,651,312
Silicon Laboratories Inc (d)	1,549,746	217,429,364
SiTime Corp (d)	799,768	124,084,005
Teradyne Inc	421,375	46,292,258
Texas Instruments Inc	233,135	45,692,129
Wolfspeed Inc (d)(e)	351,229	2,030,104
		12,067,524,638
Software - 14.3%
Adobe Inc (d)	427,020	187,273,891
Appfolio Inc Class A (d)	63,748	13,673,946
AppLovin Corp Class A (d)	623,369	203,056,218
Asapp Inc warrants 8/28/2028 (b)(c)(d)	1,007,060	1,430,025
Atlassian Corp Class A (d)	22,564	6,414,043
Autodesk Inc (d)	182,015	49,910,333
Celestial AI Inc (b)(c)	42,231	625,681
Clear Secure Inc Class A (e)	570,935	13,536,869
Confluent Inc Class A (d)	2,599,697	82,514,383
Coreweave Inc Class A (b)(c)	109,327	102,760,820
Crowdstrike Holdings Inc Class A (d)	441,633	172,086,715
Datadog Inc Class A (d)	354,832	41,355,670
DocuSign Inc (d)	249,223	20,727,877
Elastic NV (d)	224,032	26,068,364
Figma Inc Class A (b)(c)	338,578	9,436,169
Freshworks Inc Class A (d)	350,637	5,981,867
HubSpot Inc (d)	202,370	146,513,856
Intuit Inc	274,355	168,410,073
Microsoft Corp	11,423,720	4,535,102,603
Monday.com Ltd (d)	216,478	64,244,176
Nutanix Inc Class A (d)	12,995,479	999,222,380
Oracle Corp	3,993,029	663,082,396
Palantir Technologies Inc Class A (d)	1,171,289	99,465,862
Palo Alto Networks Inc (d)	105,999	20,185,390
Rubrik Inc Class A (d)	496,715	32,346,081
SailPoint Inc (e)	320,000	7,680,000
Salesforce Inc	3,101,738	923,852,663
Samsara Inc Class A (d)	412,758	19,680,301
SentinelOne Inc Class A (d)	230,108	4,747,128
Servicenow Inc (d)	485,689	451,574,205
ServiceTitan Inc Class A (d)(e)	31,336	2,975,040
Stripe Inc Class B (b)(c)(d)	205,500	6,929,460
Synopsys Inc (d)	30,730	14,052,214
Workday Inc Class A (d)	158,790	41,815,759
Zoom Communications Inc Class A (d)	1,329,626	97,993,436
Zscaler Inc (d)	403,162	79,112,479
		9,315,838,373
Technology Hardware, Storage & Peripherals - 10.5%
Apple Inc	24,575,286	5,943,287,167
Pure Storage Inc Class A (d)	15,938,692	836,303,169
Sandisk Corp/DE (e)	644,666	30,202,602
Western Digital Corp (d)	497,700	24,352,461
		6,834,145,399
TOTAL INFORMATION TECHNOLOGY		29,642,012,537

Materials - 0.3%
Chemicals - 0.0%
Corteva Inc	350,516	22,075,498
Farmers Business Network Inc (b)(d)	158,470	381,912
Farmers Business Network Inc warrants 9/27/2033 (b)(c)(d)	739,310	1,774,344
		24,231,754
Containers & Packaging - 0.0%
Smurfit WestRock PLC	615,195	32,033,204
Metals & Mining - 0.3%
Freeport-McMoRan Inc	3,507,944	129,478,213
TOTAL MATERIALS		185,743,171

Real Estate - 0.2%
Health Care REITs - 0.0%
Welltower Inc	33,500	5,142,585
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (d)	302,773	42,975,600
Zillow Group Inc Class C (d)	261,438	20,041,837
		63,017,437
Specialized REITs - 0.1%
American Tower Corp	209,895	43,158,610
Equinix Inc	14,273	12,911,641
		56,070,251
TOTAL REAL ESTATE		124,230,273

TOTAL UNITED STATES		61,146,795,859
TOTAL COMMON STOCKS (Cost $22,093,371,290)		63,549,458,871

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc 4% 5/22/2027 (b)(c)	3,596,400	10,443,586
Neutron Holdings Inc 4% 6/12/2027 (b)(c)	742,912	2,157,342
Neutron Holdings Inc 7.5% 10/29/2026 (b)(c)(k)	8,635,214	11,200,737
		23,801,665
Financials - 0.0%
Financial Services - 0.0%
Saluda Medical Inc 0% (b)(c)(l)	1,508,100	1,559,375
Health Care - 0.0%
Health Care Technology - 0.0%
Wugen Inc 10% 6/14/2025 (b)(c)	2,085,443	2,220,371
Pharmaceuticals - 0.0%
Galvanize Therapeutics 6% 2/28/2027 (b)(c)	2,719,400	3,086,519
TOTAL HEALTH CARE		5,306,890

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2025 (b)(c)	63,175	65,070
Software - 0.0%
Evozyne Inc 6% 9/13/2028 pay-in-kind (b)(c)	4,158,710	4,646,111
TOTAL INFORMATION TECHNOLOGY		4,711,181

Materials - 0.0%
Chemicals - 0.0%
Farmers Business Network Inc 15% 9/28/2025 (b)(c)	850,206	1,253,799
TOTAL UNITED STATES		36,632,910
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $24,359,560)		36,632,910

Convertible Preferred Stocks - 2.5%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (b)(c)(d)	3,369	4,460,758
Canva Inc Series A2 (b)(c)(d)	611	809,001

TOTAL AUSTRALIA		5,269,759
BELGIUM - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
AgomAb Therapeutics SA Series C (b)(c)(d)	36,687	8,870,006
AgomAb Therapeutics SA Series D (b)(c)	7,587	1,888,417

TOTAL BELGIUM		10,758,423
CANADA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Deep Genomics Inc Series C (b)(c)(d)	682,293	7,484,755
Health Care Equipment & Supplies - 0.0%
Kardium Inc/CA Series D-6 (b)(c)(d)	5,899,008	4,011,325
Information Technology - 0.0%
Software - 0.0%
Taalas Inc (b)(c)	95,900	5,266,195
TOTAL CANADA		16,762,275
CHINA - 0.2%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd Series E1 (b)(c)(d)	403,450	113,369,450
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	72,621	14,050,431
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series D (b)(c)	864,427	25,880,944
FRANCE - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
DNA Script SAS Series B (b)(c)(d)	22	948
DNA Script SAS Series C (b)(c)(d)	10,882	2,537,529

TOTAL FRANCE		2,538,477
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series D2 (b)(c)	164,478	9,837,429
Meesho Series E (b)(c)	27,397	1,638,615
Meesho Series E1 (b)(c)	22,612	1,352,424
Meesho Series F (b)(c)(d)	334,784	20,371,606
		33,200,074
Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd Series 1 (b)(c)(d)	9,846	4,860,773
Pine Labs Pvt Ltd Series A (b)(c)(d)	2,460	1,214,453
Pine Labs Pvt Ltd Series B (b)(c)(d)	2,677	1,321,581
Pine Labs Pvt Ltd Series B2 (b)(c)(d)	2,165	1,068,817
Pine Labs Pvt Ltd Series C (b)(c)(d)	4,028	1,988,543
Pine Labs Pvt Ltd Series C1 (b)(c)(d)	848	418,641
Pine Labs Pvt Ltd Series D (b)(c)(d)	907	447,768
		11,320,576
TOTAL INDIA		44,520,650
ISRAEL - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InSightec Ltd Series G (b)(c)	6,623,267	5,762,242
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (b)(c)	530,700	1,957,539
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	787,863	4,955,659
Xsight Labs Ltd Series E (b)(c)	553,784	4,336,129
Xsight Labs Ltd Series E1 (b)(c)	200,698	1,872,512
		11,164,300
TOTAL ISRAEL		18,884,081
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Quell Therapeutics Ltd Series B (b)(c)(d)	3,870,630	7,818,673
UNITED STATES - 2.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1D (b)(c)(d)	17,893,728	1,159,514
Rad Power Bikes Inc Series A (b)(c)(d)	154,174	21,584
Rad Power Bikes Inc Series C (b)(c)(d)	606,658	242,663
Rad Power Bikes Inc Series D (b)(c)(d)	1,071,300	717,771
Waymo LLC Series A2 (b)(c)(d)	44,767	2,830,618
Waymo LLC Series C2 (b)(c)	33,554	2,578,960
		7,551,110
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	7,000	1,729,140
Textiles, Apparel & Luxury Goods - 0.0%
Freenome Holdings Inc Series C (b)(c)(d)	900,884	5,252,154
Freenome Holdings Inc Series D (b)(c)(d)	502,404	3,119,929
Laronde Inc Series B (b)(c)(d)	344,496	9,180,818
		17,552,901
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	125,688	4,420,447
GoBrands Inc Series H (b)(c)(d)	104,311	4,701,297
		9,121,744
Food Products - 0.0%
AgBiome LLC Series C (b)(c)(d)	1,060,308	11
AgBiome LLC Series D (b)(c)(d)	852,431	93,767
		93,778
Tobacco - 0.0%
JUUL Labs Inc Series E (b)(c)(d)	22,033	22,253
TOTAL CONSUMER STAPLES		9,237,775

Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)(d)	372,100	4,707,065
Paragon Biosciences Emalex Capital Inc Series B (b)(c)(d)	416,094	5,126,278
Paragon Biosciences Emalex Capital Inc Series C (b)(c)(d)	559,977	6,977,313
Paragon Biosciences Emalex Capital Inc Series D1 (b)(c)(d)	754,242	9,428,025
Paragon Biosciences Emalex Capital Inc Series D2 (b)(c)(d)	138,091	1,644,664
Saluda Medical Inc (b)(c)	186,789	1,628,800
Saluda Medical Inc Series D (b)(c)(d)	581,414	4,860,621
Saluda Medical Inc Series E (b)(c)(d)	612,776	3,964,661
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	178,216	13,266,399
Tenstorrent Holdings Inc Series D1 (b)(c)	179,036	14,115,198
Tenstorrent Holdings Inc Series D2 (b)(c)	47,252	3,595,405
		69,314,429
Health Care - 0.5%
Biotechnology - 0.4%
Altos Labs Inc Series B (b)(c)(d)	485,428	12,145,409
Altos Labs Inc Series C (b)(c)	108,056	2,703,561
Ankyra Therapeutics Series B (b)(c)(d)	1,356,730	6,607,275
Asimov Inc Series B (b)(c)(d)	82,174	2,378,115
Bright Peak Therapeutics Inc. Series B (b)(c)(d)	1,272,915	2,062,122
Bright Peak Therapeutics Inc. Series C (b)(c)	2,299,209	2,621,099
Cardurion Pharmaceuticals Inc Series B (b)(c)	1,181,602	5,789,850
Caris Life Sciences Inc Series D (b)(c)(d)	1,235,035	4,297,922
Castle Creek Biosciences Inc Series B (b)(c)(d)	16,803	3,522,245
Castle Creek Biosciences Inc Series C (b)(c)(d)	13,100	3,235,700
Castle Creek Biosciences Inc Series D1 (b)(c)(d)	19,720	4,377,249
Castle Creek Biosciences Inc Series D2 (b)(c)(d)	6,341	1,257,420
CELLANOME Inc Series B (b)(c)(d)	1,040,007	7,768,852
City Therapeutics Inc Series A (b)(c)	800,961	8,770,523
Cleerly Inc Series C (b)(c)(d)	983,054	11,570,546
Element Biosciences Inc Series B (b)(c)(d)	1,096,312	7,093,139
Element Biosciences Inc Series C (b)(c)(d)	480,109	4,417,003
Element Biosciences Inc Series D (b)(c)	224,866	1,497,607
Element Biosciences Inc Series D1 (b)(c)	224,866	1,497,608
ElevateBio LLC Series C (b)(c)(d)	1,534,100	3,973,319
Generate Biomedicines Inc Series B (b)(c)(d)	820,747	9,725,852
Generate Biomedicines Inc Series C (b)(c)(d)	752,025	8,911,496
Genesis Therapeutics Inc Series D (b)(c)(d)	1,654,854	9,250,634
Inscripta Inc Series D (b)(c)(d)	1,690,173	4,005,710
Inscripta Inc Series E (b)(c)(d)	1,086,476	3,259,428
Intarcia Therapeutics Inc (b)(c)(d)	1,051,411	10
Intarcia Therapeutics Inc Series DD (b)(c)(d)	1,543,687	15
LifeMine Therapeutics Inc Series C (b)(c)(d)	7,794,524	5,767,948
National Resilience Inc Series B (b)(c)(d)	1,277,345	35,318,589
National Resilience Inc Series C (b)(c)(d)	379,000	10,479,350
Odyssey Therapeutics Inc Series B (b)(c)(d)	1,298,749	7,104,158
Odyssey Therapeutics Inc Series C (b)(c)(d)	990,319	5,080,336
Parabilis Medicines Inc Series D (b)(c)(d)	883,504	5,354,034
Parabilis Medicines Inc Series E (b)(c)	491,048	3,127,976
Saliogen Therapeutics Inc Series B (b)(c)(d)	51,683	16,538
Sonoma Biotherapeutics Inc Series B (b)(c)(d)	2,497,760	7,193,549
Sonoma Biotherapeutics Inc Series B1 (b)(c)(d)	1,332,116	4,316,056
T-Knife Therapeutics Inc Series B (b)(c)(d)	995,165	1,353,423
Treeline Biosciences Series A (b)(c)(d)	1,347,260	9,013,170
Treeline Biosciences Series A1 (b)(c)(d)	464,216	3,203,090
Triveni Bio Inc Series B (b)(c)	4,766,021	4,956,662
		235,024,588
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(c)(d)	927,374	33,450,380
Blink Health LLC Series D (b)(c)	241,612	8,714,945
Medical Microinstruments Inc/Italy Series C (b)(c)	212,985	7,126,478
		49,291,803
Health Care Providers & Services - 0.0%
Conformal Medical Inc Series C (b)(c)(d)	1,067,180	4,471,484
Conformal Medical Inc Series D (b)(c)(d)	82,803	403,251
Scorpion Therapeutics Inc Series B (b)(c)(d)	1,325,354	7,302,701
Scorpion Therapeutics Inc Series C1 (b)(c)	1,204,826	6,638,591
		18,816,027
Health Care Technology - 0.0%
Aledade Inc Series B1 (b)(c)(d)	101,470	3,951,242
Aledade Inc Series E1 (b)(c)(d)	66,006	2,570,273
Candid Therapeutics Series B (b)(c)	3,627,103	3,989,813
Omada Health Inc Series E (b)(c)(d)	2,558,060	12,176,367
Wugen Inc Series B (b)(c)(d)	493,529	1,875,410
		24,563,105
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(c)(d)	4,342,265	2,127,710
Kartos Therapeutics Inc Series C (b)(c)(d)	1,226,990	6,932,494
Kartos Therapeutics Inc Series D (b)(c)	411,901	2,328,476
Mirador Therapeutics Inc Series A (b)(c)	2,678,245	7,820,475
		19,209,155
TOTAL HEALTH CARE		346,904,678

Industrials - 0.7%
Aerospace & Defense - 0.7%
Anduril Industries Inc, Series F (b)(c)	287,246	11,093,441
Space Exploration Technologies Corp Series G (b)(c)(d)	216,276	400,110,600
		411,204,041
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(c)	180,063	6,584,903
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (b)(c)(d)	54,111	5,618,345
Beta Technologies Inc Series B, 6% (b)(c)(d)	71,156	8,697,398
Beta Technologies Inc Series C, 6% (b)(c)	51,113	5,365,843
		19,681,586
TOTAL INDUSTRIALS		437,470,530

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.2%
Enevate Corp Series E (b)(c)(d)	4,067,736	2,277,932
Menlo Microsystems Inc Series C (b)(c)(d)	4,423,488	2,565,623
Vast Data Ltd Series A (b)(c)(d)	318,221	7,172,701
Vast Data Ltd Series A1 (b)(c)(d)	783,248	17,654,410
Vast Data Ltd Series A2 (b)(c)(d)	900,985	20,308,202
Vast Data Ltd Series B (b)(c)(d)	716,925	16,159,490
Vast Data Ltd Series C (b)(c)(d)	20,899	471,063
Vast Data Ltd Series E (b)(c)(d)	685,070	15,441,478
		82,050,899
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series C (b)(c)(d)	190,608	3,531,966
Retym Inc Series C (b)(c)(d)	666,292	6,682,909
Retym Inc Series D (b)	165,291	1,750,431
SiMa Technologies Inc Series B (b)(c)(d)	1,596,216	9,673,070
SiMa Technologies Inc Series B1 (b)(c)(d)	106,922	762,354
		22,400,730
Software - 0.5%
Anthropic PBC Series D (b)(c)	235,150	13,765,681
Anthropic PBC Series E (b)(c)	45,100	2,529,659
Asapp Inc Series D (b)(c)(d)	1,755,238	3,089,219
Celestial AI Inc Series A (b)(c)	269,280	3,989,572
Celestial AI Inc Series B (b)(c)	202,627	3,002,060
Celestial AI Inc Series C1 (b)(c)	811,682	14,147,780
Coreweave Inc Series C (b)(c)	9,117	9,690,642
Crusoe Energy Systems LLC Series D (b)(c)	259,289	7,563,460
Databricks Inc Series G (b)(c)(d)	250,296	23,152,380
Databricks Inc Series H (b)(c)(d)	273,171	25,268,318
Databricks Inc Series J (b)(c)	130,663	12,086,327
Dataminr Inc Series D, 8% (b)(c)(d)	1,773,901	23,539,666
Evozyne Inc Series A (b)(c)(d)	444,700	7,364,232
Evozyne Inc Series B (b)(c)(d)	247,942	4,190,220
Lyte Ai Inc (b)(c)	673,357	8,504,499
Skyryse Inc Series B (b)(c)(d)	568,445	15,518,549
Stripe Inc Series H (b)(c)(d)	88,200	2,974,103
xAI Corp Series B (b)(c)	2,143,337	46,403,246
xAI Corp Series C (b)(c)	2,242,800	48,556,620
		275,336,233
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	407,933	26,572,756
Lightmatter Inc Series C2 (b)(c)(d)	64,075	4,250,095
Lightmatter Inc Series D (b)(c)	426,443	34,239,108
		65,061,959
TOTAL INFORMATION TECHNOLOGY		444,849,821

Materials - 0.1%
Chemicals - 0.0%
Farmers Business Network Inc Series G (b)(c)(d)	28,363	68,355
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	1,704,625	42,479,255
TOTAL MATERIALS		42,547,610

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(c)(d)	80,057	2,495,377
Redwood Materials Series D (b)(c)(d)	18,751	584,468
		3,079,845
TOTAL UNITED STATES		1,380,237,839
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,315,160,911)		1,640,091,002

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (b)(c)(d)	46,864	10,206,979
Pharmaceuticals - 0.0%
Faraday Pharmaceuticals Inc Series B (b)(c)(d)	641,437	750,481
TOTAL HEALTH CARE		10,957,460

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $16,351,603)		10,957,460

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/CA 0% (b)(c)(l)	8,367,916	5,598,136
Kardium Inc/CA 10% 12/31/2026 (b)(c)	7,096,645	7,137,411

TOTAL CANADA		12,735,547
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (b)(c)	985,838	1,101,115
Health Care - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics Inc 6% (b)(c)(m)	13,681,944	1
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (b)(c)(l)	226,061	201,368
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (b)(c)	1,662,231	1,714,684
Software - 0.0%
Skyryse Inc 0% 2/5/2027 (b)(c)	1,093,998	1,231,295
TOTAL UNITED STATES		4,248,463
TOTAL PREFERRED SECURITIES (Cost $33,114,633)		16,984,010

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n)	4.35	71,212,737	71,226,979
Fidelity Securities Lending Cash Central Fund (n)(o)	4.35	345,520,955	345,555,508
TOTAL MONEY MARKET FUNDS (Cost $416,778,364)			416,782,487

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $23,899,136,361)	65,670,906,740
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(366,921,842)
NET ASSETS - 100.0%	65,303,984,898

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,646,954,602 or 4.1% of net assets.

(d)	Non-income producing
(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Affiliated company
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $11,476,014 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,525,228 or 0.0% of net assets.

(k)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(l)	Security is perpetual in nature with no stated maturity date.
(m)	Non-income producing - Security is in default.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/14 - 6/05/15	36,220,587

Adimab LLC	9/17/14 - 6/05/15	12,227,728

Aerovate Therapeutics Inc	10/30/24	5,138,709

AgBiome LLC Series C	6/29/18	6,715,673

AgBiome LLC Series D	9/03/21	5,053,032

AgomAb Therapeutics SA Series C	10/03/23	8,010,458

AgomAb Therapeutics SA Series D	10/22/24	1,963,749

AgomAb Therapeutics SA warrants 10/10/2033	10/03/23	0

AgomAb Therapeutics SA warrants 11/4/2034	10/22/24	0

Akeana Series C	1/23/24	4,748,294

Aledade Inc Series B1	5/07/21	3,885,357

Aledade Inc Series E1	5/20/22	3,288,049

Alif Semiconductor Series C	3/08/22	3,869,064

Altos Labs Inc Series B	7/22/22	9,295,170

Altos Labs Inc Series C	3/15/24	2,703,820

Anduril Industries Inc, Series F	8/07/24	6,243,751

Ankyra Therapeutics Series B	8/26/21	7,640,832

Ant International Co Ltd Class C	5/16/18	6,690,161

Anthropic PBC Series D	5/31/24	7,055,558

Anthropic PBC Series E	2/14/25	2,529,501

Asapp Inc Series D	8/29/23	6,777,852

Asapp Inc warrants 8/28/2028	8/29/23	1

Asimov Inc Series B	10/29/21	7,615,944

Beauty Health Co/The	12/08/20	28,847,170

Beta Technologies Inc Series A	4/09/21	3,964,713

Beta Technologies Inc Series B, 6%	4/04/22	7,341,165

Beta Technologies Inc Series C, 6%	10/24/24	5,850,905

Blink Health LLC Class A1	12/30/20 - 6/17/24	7,280,990

Blink Health LLC Series C	11/07/19 - 7/14/21	35,403,430

Blink Health LLC Series D	6/17/24 - 6/25/24	10,147,704

Bolt Technology OU Series E	1/03/22	18,866,682

Bright Peak Therapeutics Inc. Series B	5/14/21	4,972,006

Bright Peak Therapeutics Inc. Series C	5/07/24	2,606,153

ByteDance Ltd Series E1	11/18/20	44,207,703

Candid Therapeutics Series B	8/27/24	4,352,524

Canva Inc Class A	3/18/24	4,878,908

Canva Inc Series A	9/22/23	3,593,581

Canva Inc Series A2	9/22/23	651,730

Cardurion Pharmaceuticals Inc Series B	7/10/24	5,787,014

Caris Life Sciences Inc	10/06/22	5,190,226

Caris Life Sciences Inc Series D	5/11/21	10,003,784

Castle Creek Biosciences Inc Series A4	9/29/16	15,508,325

Castle Creek Biosciences Inc Series B	10/09/18	6,920,316

Castle Creek Biosciences Inc Series C	12/09/19	5,395,235

Castle Creek Biosciences Inc Series D1	4/19/22	4,240,392

Castle Creek Biosciences Inc Series D2	6/28/21	1,087,100

Celestial AI Inc	2/25/25	625,682

Celestial AI Inc Series A	2/25/25	3,989,572

Celestial AI Inc Series B	2/25/25	3,002,061

Celestial AI Inc Series C1	2/25/25	14,147,780

CELLANOME Inc Series B	1/08/24	7,789,652

City Therapeutics Inc Series A	4/17/24	8,033,238

Cleerly Inc Series C	7/08/22	11,580,966

Conformal Medical Inc Series C	7/24/20	3,913,418

Conformal Medical Inc Series D	5/26/23	420,611

Coreweave Inc Class A	11/29/23 - 10/03/24	38,459,894

Coreweave Inc Series C	5/17/24	7,102,599

Crusoe Energy Systems LLC Series D	12/10/24	7,563,937

Databricks Inc Series G	2/01/21	14,798,159

Databricks Inc Series H	8/31/21	20,073,734

Databricks Inc Series J	12/17/24	12,086,328

Dataminr Inc Series D, 8%	2/18/15 - 3/06/15	22,617,238

Deep Genomics Inc Series C	7/21/21	9,894,067

Diamond Foundry Inc Series C	3/15/21	40,911,000

Discord Inc Series I	9/15/21	3,854,371

DNA Script SAS	12/17/21	370,744

DNA Script SAS	12/17/21	1,416,515

DNA Script SAS Series B	12/17/21	17,616

DNA Script SAS Series C	10/01/21	9,465,708

Dragonfly Therapeutics Inc	12/19/19	12,746,444

Element Biosciences Inc Series B	12/13/19	5,745,333

Element Biosciences Inc Series C	6/21/21	9,869,457

Element Biosciences Inc Series D	6/28/24	1,763,692

Element Biosciences Inc Series D1	6/28/24	1,763,692

Element Labs Inc Series A	2/11/25	1,957,539

ElevateBio LLC Series C	3/09/21	6,435,550

Enevate Corp 10% 5/12/2025	11/12/24	63,175

Enevate Corp 6%	11/02/23 - 10/31/24	226,061

Enevate Corp Series E	1/29/21	4,509,838

Epic Games Inc	7/13/20 - 7/30/20	29,785,000

Evozyne Inc 6% 9/13/2028 pay-in-kind	9/14/23 - 12/31/24	4,158,710

Evozyne Inc Series A	4/09/21	9,992,409

Evozyne Inc Series B	9/14/23	3,840,622

Fanatics Inc Class A	8/13/20 - 10/24/22	21,635,851

Faraday Pharmaceuticals Inc Series B	12/30/19	843,278

Farmers Business Network Inc 15% 9/28/2025	9/29/23 - 9/25/24	850,206

Farmers Business Network Inc Series G	9/15/21	1,762,982

Farmers Business Network Inc warrants 9/27/2033	9/29/23	1

Figma Inc Class A	5/15/24	7,852,640

Freenome Holdings Inc Series C	8/14/20	5,957,816

Freenome Holdings Inc Series D	11/22/21	3,789,282

Galvanize Therapeutics 6% 2/28/2027	2/28/24	2,719,400

Galvanize Therapeutics Series B	3/29/22	7,517,698

Generate Biomedicines Inc Series B	11/02/21	9,725,852

Generate Biomedicines Inc Series C	6/05/23 - 1/21/25	8,911,496

Genesis Therapeutics Inc Series D	8/10/23	8,452,332

GlycoMimetics Inc	10/28/24	3,870,686

GoBrands Inc Series G	3/02/21	31,386,468

GoBrands Inc Series H	7/22/21	40,523,841

Immunovant Inc	1/13/25	6,764,680

Inscripta Inc Series D	11/13/20	7,724,091

Inscripta Inc Series E	3/30/21	9,593,583

InSightec Ltd Series G	6/17/24	5,880,136

Intarcia Therapeutics Inc	11/14/12	14,330,732

Intarcia Therapeutics Inc 6%	2/26/19	13,681,944

Intarcia Therapeutics Inc Series DD	3/17/14	49,999,990

JUUL Labs Inc Class A	7/06/18 - 2/23/24	9,162,633

JUUL Labs Inc Series E	7/06/18	649,610

Kardium Inc/CA 0%	12/30/20	8,367,916

Kardium Inc/CA 10% 12/31/2026	5/31/24 - 12/31/24	7,096,645

Kardium Inc/CA Series D-6	12/30/20	5,992,448

Kartos Therapeutics Inc Series C	8/22/23	6,936,174

Kartos Therapeutics Inc Series D	2/26/25	2,328,476

Korro Bio Inc	7/14/23	3,314,622

Laronde Inc Series B	8/13/21	9,645,888

LifeMine Therapeutics Inc Series C	2/15/22	15,874,250

Lightmatter Inc Series C1	5/19/23	6,713,272

Lightmatter Inc Series C2	12/18/23	1,666,065

Lightmatter Inc Series D	10/11/24	34,213,735

Lyte Ai Inc	8/13/24	8,542,274

Medical Microinstruments Inc/Italy Series C	2/16/24	7,099,578

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/24	0

Meesho Series D2	7/15/24	9,210,768

Meesho Series E	7/15/24	1,534,232

Meesho Series E1	4/18/24	1,266,272

Meesho Series F	9/21/21 - 7/15/24	25,142,963

Menlo Microsystems Inc Series C	2/09/22	5,863,333

Mirador Therapeutics Inc Series A	3/19/24	8,034,735

National Resilience Inc Series B	12/01/20	17,448,533

National Resilience Inc Series C	6/28/21	16,831,390

Neutron Holdings Inc	2/04/21	15,464

Neutron Holdings Inc 4% 5/22/2027	6/04/20	3,596,400

Neutron Holdings Inc 4% 6/12/2027	6/12/20	742,912

Neutron Holdings Inc 7.5% 10/29/2026	10/29/21 - 10/27/24	8,635,214

Neutron Holdings Inc Series 1D	1/25/19	4,339,229

Odyssey Therapeutics Inc Series B	9/30/22	8,202,691

Odyssey Therapeutics Inc Series C	10/25/23	4,951,595

Omada Health Inc Series E	12/22/21	15,336,081

Oura Health Oy Series D	12/18/24	22,207,130

Parabilis Medicines Inc Series D	11/17/22	9,509,242

Parabilis Medicines Inc Series E	2/29/24	3,058,296

Paragon Biosciences Emalex Capital Inc Series B	9/18/19	4,239,998

Paragon Biosciences Emalex Capital Inc Series C	2/26/21	5,991,754

Paragon Biosciences Emalex Capital Inc Series D1	10/21/22	8,168,441

Paragon Biosciences Emalex Capital Inc Series D2	5/18/22	1,190,283

Pine Labs Pvt Ltd	6/30/21	1,536,183

Pine Labs Pvt Ltd Series 1	6/30/21	3,671,180

Pine Labs Pvt Ltd Series A	6/30/21	917,236

Pine Labs Pvt Ltd Series B	6/30/21	998,146

Pine Labs Pvt Ltd Series B2	6/30/21	807,242

Pine Labs Pvt Ltd Series C	6/30/21	1,501,880

Pine Labs Pvt Ltd Series C1	6/30/21	316,185

Pine Labs Pvt Ltd Series D	6/30/21	338,184

Quell Therapeutics Ltd Series B	11/24/21	7,315,491

Rad Power Bikes Inc	1/21/21	5,704,519

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	985,838

Rad Power Bikes Inc Series A	1/21/21	743,711

Rad Power Bikes Inc Series C	1/21/21	2,926,421

Rad Power Bikes Inc Series D	9/17/21	10,267,125

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	1

Redwood Materials Series C	5/28/21	3,794,980

Redwood Materials Series D	6/02/23	895,095

Retym Inc Series C	5/17/23 - 6/20/23	5,184,951

Revolut Group Holdings Ltd	12/27/24	5,865,604

Saliogen Therapeutics Inc Series B	12/10/21	5,471,369

Saluda Medical Inc	4/06/23	1,508,097

Saluda Medical Inc 0%	1/03/25	1,508,100

Saluda Medical Inc Series D	1/20/22	7,416,453

Saluda Medical Inc Series E	4/06/23	4,947,431

Saluda Medical Inc warrants 1/20/2027	1/20/22	0

Scholar Rock Holding Corp warrants 12/31/2025	6/17/22	0

Scorpion Therapeutics Inc Series B	1/08/21	3,206,600

Scorpion Therapeutics Inc Series C1	7/01/24	2,915,077

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 12/31/24	1,662,231

SiMa Technologies Inc Series B	5/10/21	8,184,438

SiMa Technologies Inc Series B1	4/25/22	758,173

Skyhawk Therapeutics Inc	5/21/21	9,904,462

Skyryse Inc 0% 2/5/2027	8/13/24	1,093,998

Skyryse Inc Series B	10/21/21	14,029,206

Sonoma Biotherapeutics Inc Series B	7/26/21	4,936,323

Sonoma Biotherapeutics Inc Series B1	7/26/21	3,949,058

Space Exploration Technologies Corp	10/16/15	24,603,747

Space Exploration Technologies Corp Series G	1/20/15	16,752,739

Stripe Inc Class B	5/18/21	8,246,382

Stripe Inc Series H	3/15/21	3,539,025

T-Knife Therapeutics Inc Series B	6/30/21	5,740,908

Taalas Inc	2/19/25	5,266,195

Tectonic Therapeutic Inc	1/30/24 - 2/03/25	5,843,158

Tenstorrent Holdings Inc Series C1	4/23/21	10,595,741

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	14,112,772

Tenstorrent Holdings Inc Series D2	7/17/24	3,590,207

Tory Burch LLC Class A	12/31/12 - 5/14/15	83,258,641

Treeline Biosciences Series A	7/30/21 - 10/27/22	10,545,678

Treeline Biosciences Series A1	10/27/22	3,997,039

Triveni Bio Inc Series B	9/19/24	4,987,164

Vast Data Ltd Series A	11/28/23	3,500,431

Vast Data Ltd Series A1	11/28/23	8,615,728

Vast Data Ltd Series A2	11/28/23	9,910,835

Vast Data Ltd Series B	11/28/23	7,886,175

Vast Data Ltd Series C	11/28/23	229,889

Vast Data Ltd Series E	11/28/23	15,071,540

Waymo LLC Series A2	5/08/20	3,844,017

Waymo LLC Series C2	10/18/24	2,623,966

Wugen Inc 10% 6/14/2025	6/14/24	2,085,443

Wugen Inc Series B	7/09/21	3,827,268

X Holdings Corp Class A	10/27/21	8,413,721

xAI Corp Series B	5/13/24	25,655,744

xAI Corp Series C	11/22/24	48,556,620

Xsight Labs Ltd Series D	2/16/21	6,299,753

Xsight Labs Ltd Series E	11/04/24 - 12/30/24	4,430,276

Xsight Labs Ltd Series E1	1/11/24	1,604,781

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Xsight Labs Ltd warrants 12/30/2031	11/04/24 - 12/30/24	0

Zipline International Inc Series G	6/07/24	7,552,977

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
Metsera Inc	2025-07-30

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	104,013,943	673,678,806	706,465,770	915,853	-	-	71,226,979	71,212,737	0.1%
Fidelity Securities Lending Cash Central Fund	333,418,332	512,114,349	499,977,174	626,362	-	1	345,555,508	345,520,955	1.4%
Total	437,432,275	1,185,793,155	1,206,442,944	1,542,215	-	1	416,782,487	416,733,692

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
GlycoMimetics Inc	3,870,686	-	-	-	-	3,543,903	7,414,589	31,223,268
The Beauty Health Co	4,269,381	-	-	-	-	(28,847)	4,240,534	2,884,717
The Beauty Health Co Class A	5,694,836	-	81,851	-	(16,916)	(19,089)	5,576,980	3,793,864
Total	13,834,903	-	81,851	-	(16,916)	3,495,967	17,232,103	37,901,849

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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